Organization and Summary of Significant Accounting Policies (Details 7)	12 Months Ended
Jul. 02, 2017
Land improvements
Estimated useful lives of the assets
Expected Useful Lives	20 years
Minimum | Buildings and improvements
Estimated useful lives of the assets
Expected Useful Lives	15 years
Minimum | Machinery and equipment
Estimated useful lives of the assets
Expected Useful Lives	3 years
Maximum | Buildings and improvements
Estimated useful lives of the assets
Expected Useful Lives	35 years
Maximum | Machinery and equipment
Estimated useful lives of the assets
Expected Useful Lives	15 years